CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)													1 Months Ended					3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 12, 2022	Jul. 22, 2022	Jul. 22, 2022	Nov. 30, 2021	Jun. 30, 2021	May 19, 2021	Dec. 24, 2020	Dec. 15, 2020	Dec. 15, 2020	Dec. 06, 2019	Nov. 13, 2019	Jan. 25, 2019	Nov. 29, 2021	Apr. 30, 2020	Jan. 31, 2020	Jul. 16, 2019	Dec. 17, 2018	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2022	Jan. 24, 2022	Dec. 01, 2021	Mar. 23, 2021	Dec. 30, 2020
Debt Instrument [Line Items]
Proceeds from Convertible Debt																								$ 27,585,450	$ 637,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Righ	2,726,022
Warrants and Rights Outstanding																								$ 96,478							$ 13,095,636
Debt Instrument, Interest Rate, Stated Percentage								12.00%	12.00%
Debt maturity date								Jun. 15, 2021
Common stock par value																		$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Repayments of Convertible Debt																								$ 2,503,300
Warrants and Rights Outstanding, Term													5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,572,773	2,714,351	2,714,351										2,514,331
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 19.50
Issued shares		6,896,901			150,000,000																8,500
Debt instrument face amount		$ 37,714,966	$ 37,714,966																$ 25,000			$ 25,000					$ 37,714,966	$ 55,000
Accrued interest payable		1,470,884	1,470,884
Convertible notes payable		2,625,378	2,625,378
Liquidated damages	$ 2,726,022				$ 12,000,000
Common stock price per share	$ 5.50																	$ 1.73			$ 1.73			$ 14.10
Deemed dividend	$ 462,556		21,115,910
Issuance of expenses new warrants																		$ 688,570	1,191,405		$ 33,265,639	2,159,564		$ 10,561,789	5,139,321
Amortization of debt discount premium																		0			31,255,497
Convertible Notes Payable		$ 37,714,966	$ 37,714,966																					6,459,469	3,186,303
Debt instrument, unamortized discount (premium), net																		0			0			31,255,497	0
Unamortized Discount																								0	0
Debt instrument, covenant description																										the Company and the holders of all of the outstanding Series A and Series B Preferred Shares (the “Preferred Shares”) entered into Exchange Agreements whereby 2,800 Series A Preferred Shares and 1,126 Series B Preferred Shares were canceled in exchange for the issuance of an aggregate of $3,500,000 and $1,548,250 of convertible promissory notes, respectively. The notes matured at dates ranging from December 24, 2019 to May 18, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $1.50 per share, subject to adjustment. In the event of default, the Outstanding Balance shall immediately increase to 130% of the Outstanding Balance and a penalty of $100 per day shall accrue until the default is remedied. For a period of two years from the issuance date, in the event the Company issues or sells any additional common shares or common stock equivalents at a price less than the Conversion Price (as defined in the notes) then in effect (a “Dilutive Issuance”), the Conversion Price of the notes shall be reduced to the Dilutive Issuance Price and the number of shares issuable upon conversion shall be increased on a full ratchet basis
Default penalties expenses occurred																$ 761,330
Accrued interest																									128	$ 300
Debt conversion original debt amount														$ 330,000
Convertible notes payable																								37,714,966							$ 5,775,767
Maximum beneficial ownership percent																										9.99%
Accrued Interest																								0	92,600
Ownership Percentage																				4.99%
Conversion price																									$ 31,137	$ 185,500
Aggregate Shares																									20,844	102,234
Additional Paid in Capital																		379,049,367			379,049,367			275,058,282	$ 284,420,948
Debt conversion converted instrument, shares																										123,867
Debt instrument, redemption price percentage									60.00%
Common stock, convertible, conversion price									$ 27.00					$ 0.30
General partners' capital account																			$ 2,500,000			$ 2,500,000
Percentage of market capitalization																									9.99%
Debt discount reduction value																		1,192,007			1,192,007
Accrued compensation									$ 79,143
Issuance of debt									64,143
Settlement of accounts payable								$ 15,000	15,000
Non convertible Notes Payable Current Portion																		3,242,952			3,242,952			228,276	$ 159,520
Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																								6,459,469	3,186,303
Non convertible Notes Payable Current Portion																								31,225,497	0
Chief Financial Officer [Member]
Debt Instrument [Line Items]
Debt maturity date								Apr. 01, 2018
Unamortized Discount								$ 64,143	$ 64,143
Series Y Preferred Shares [Member]
Debt Instrument [Line Items]
Debt instrument face amount																									0
Amortization of debt discount premium																									$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Product [Member]
Debt Instrument [Line Items]
Concentration risk, percentage																									4.99%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 2,878,985
Unamortized Discount																								0	$ 0
Stocks issued during period value conversion of convertible securities																								$ 13,345	$ 37,000	$ 345,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																								14,828	103,699	178,408
Accrued interest				1,686,953																					$ 1,049,329
Other assets fair value disclosure																								$ 133,002
Derivative liabilities to the warrants				5,087,057																				118,778					$ 190,132
Debt conversion original debt amount																								880
Notes Payable				2,367,000
Gain on settlement				7,285,995																									271,232
Convertible notes payable																								0	2,892,330
Debt instrument, increase, accrued interest																								0	1,073,809
Convertible Notes [Member]
Debt Instrument [Line Items]
Accrued interest payable																		$ 0			$ 0			192,191	2,483,955
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument face amount																				$ 389,000
Accrued interest payable																													32,415
Unamortized Discount																				$ 39,000				0	0
Accrued interest																								1,185,200	362,027	$ 8,000
Derivative liabilities to the warrants																								936,405	719,416
Notes Payable																													100,000
Convertible notes payable																								0	164,174
Debt instrument, increase, accrued interest																								0	1,191,998
Conversion price															$ 9,202									33,000	$ 24,826	$ 31,180
Aggregate Shares																									116,687	33,334
Preferred stock, stated value																								1,218,200	$ 530,847
Gain on settlement																								$ 936,405	719,416
Convertible Promissory Note [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion price																									$ 168,820
Aggregate Shares																								60.91	26.54237
Convertible Promissory Note [Member] | Series Y Preferred Stock [Member]
Debt Instrument [Line Items]
Accrued interest																									$ 112,671
Derivative liabilities to the warrants																									301,257
Conversion price																									$ 72,600
Aggregate Shares																									9.26353
Preferred stock, stated value																									$ 185,271
Gain on settlement																									301,257
Convertible Promissory Note [Member] | Series X Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument face amount				36,300
Unamortized Discount																								$ 0	0
Accrued interest				94,617
Derivative liabilities to the warrants				145,859
Notes Payable				133,000
Convertible notes payable																								0	36,300
Debt instrument, increase, accrued interest																								0	57,231
Gain on settlement				$ 240,025
Stock Repurchased During Period, Shares				4
Debt Instrument, Repurchase Amount				$ 133,000
Additional Paid in Capital				$ 96,250
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable																								0	55,000
Convertible Debt And Warrant [Member]
Debt Instrument [Line Items]
Unamortized Discount																								0	0
Convertible notes payable																								0	0
Debt instrument, increase, accrued interest																									0
Convertible Debt And Warrant [Member] | Chief Financial Officer [Member]
Debt Instrument [Line Items]
Debt instrument, increase, accrued interest																								0
Convertible Debt and Warrants [Member]
Debt Instrument [Line Items]
Debt instrument, increase, accrued interest																								$ 0	$ 13,844
Maximum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.52	$ 19.50	$ 19.50
Minimum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.50	$ 7.52	$ 7.52
Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 5.73			$ 5.73			$ 19.77	$ 0.327	$ 0.795
Deemed dividend																					$ 21,115,910
Issuance of expenses new warrants	$ 7,408,681
Derivative liabilities to the warrants																														$ 1,396,283
Convertible notes payable																								$ 38,500
Additional Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,512,773
Secured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt													$ 37,714,966
Long-term Debt, Gross													27,585,450
Debt exisiting value													$ 4,762,838
Class of Warrant or Right, Number of Securities Called by Each Warrant or Righ													2,514,331
Warrants and Rights Outstanding													$ 36,516,852
Debt Instrument, Interest Rate, Effective Percentage													6.00%
Debt Instrument, Interest Rate, Stated Percentage										12.00%	12.00%	10.00%	6.00%				8.00%
Debt maturity date												Jul. 25, 2019	May 30, 2022
Common stock par value													$ 0.001
Debt Instrument, Convertible, Conversion Price										$ 3.00	$ 3.00	$ 22.50	$ 15.00		$ 0.12					$ 22.50
Debt instrument face amount						$ 144,950				$ 110,000	$ 108,900	$ 55,000					$ 2,225,000												$ 148,685
Unamortized Discount										$ 10,000	$ 9,900	$ 5,000					$ 225,000							0	$ 0
Debt Instrument, Interest Rate, Increase (Decrease)																22.00%
Debt instrument, covenant description										In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%	In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%.						The investor has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $105.00 per share, subject to adjustment. Commencing on June 17, 2019, the investor has the right to redeem all or any portion of the note; provided, however, the investor may not request redemption in an amount that exceeds $350,000 during any single calendar month; provided, further however, upon the occurrence of an event of default, the redemption amount in any calendar month may exceed $350,000. Payments on redemption amounts may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $105.00 per share, subject to adjustment; and (b) the Market Price (as defined in the note), or a combination thereof. Upon the occurrence of an event of default, the investor may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the note). The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased by the investor up to, but not exceeding, 9.99%
Accrued interest																								55,261	2,564,325
Derivative liabilities to the warrants																								3,880,958	1,885,194
Convertible notes payable																								0	38,500
Debt instrument, increase, accrued interest																								0	54,473
Converted Instrument, Rate						18.00%						4.99%
Maximum beneficial ownership percent												9.99%								9.99%
Conversion price							$ 64,143																	38,500	$ 4,793,113
Aggregate Shares																									367.8719
Preferred stock, stated value							64,143																	74,533	$ 7,357,438
Gain on settlement																								$ 3,900,186	89,648,951
Proceeds from fees received										$ 100,000	$ 99,000
Debt conversion converted instrument, shares																								3.72667
Debt discount reduction value							60,971																		$ 72,637
Loss on derivative							$ 60,971
Debt Instrument, Term													6 months
Secured Convertible Notes Payable [Member] | Series Y Preferred Shares [Member]
Debt Instrument [Line Items]
Preferred shares price per share							$ 3.20716																		$ 58.17315
Secured Convertible Notes Payable [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																							12.00%
Debt instrument face amount																							$ 700,700
Unamortized Discount																							$ 63,700	$ 0	$ 0
Debt instrument, covenant description																							During the first 180 days the notes are outstanding, the Company shall have the right to prepay the notes for an amount equal to 120% (during the first 90 days) or 135% (during the subsequent 90 days) of the Outstanding Balance (as defined in the notes) being prepaid
Stocks issued during period value conversion of convertible securities																									$ 110,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																									11.67255
Accrued interest																									$ 123,451
Derivative liabilities to the warrants																									379,600
Convertible notes payable																								0	0
Debt instrument, increase, accrued interest																								$ 0	0
Preferred stock, stated value																									233,451
Gain on settlement																									379,600
Proceeds from fees received																							$ 637,000
Shares issued, price per share																							$ 3.00
Debt instrument, redemption price percentage																							60.00%
Secured Convertible Notes Payable [Member] | Series Y Preferred Stock [Member]
Debt Instrument [Line Items]
Accrued interest																									462,763
Derivative liabilities to the warrants																									89,648,951
Conversion price																									700,700
Preferred stock, stated value																									1,163,463
Gain on settlement																									$ 1,812,557
Secured Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Converted Instrument, Rate																				12.00%
Secured Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Converted Instrument, Rate																				5.00%
Secured Convertible Notes Payable [Member] | Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Righ													200,000
Warrants and Rights Outstanding													$ 2,904,697
Repayments of Convertible Debt													$ 2,200,000